Other Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of Repurchase Agreements [Abstract]
Repurchase Agreements, Resale Agreements, Securities Borrowed, and Securities Loaned Disclosure	The Bank had $27.6 million and $26.8 million in other borrowings at December 31, 2022 and 2021, respectively. These borrowings consist of short-term repurchase agreements with certain commercial demand deposit customers for sweep accounts. The repurchase agreements typically mature within one to three days and the interest rate paid on these borrowings floats monthly with money market type rates. At December 31, 2022 and 2021, the interest rate paid on the repurchase agreements was 0.75% and 0.15%, respectively. The maximum amount outstanding at any month end during the year ended December 31, 2022 was $42.4 million compared to $36.5 million during the year ended December 31, 2021. The Bank had pledged as collateral for these repurchase agreements investment securities with amortized costs and fair values of $52.3 million and $49.8 million at December 31, 2022 and $45.3 million and $45.2 million at December 31, 2021, respectively.